Short-Term Debt	12 Months Ended
May 27, 2012
Short-term Debt [Abstract]
Short-Term Debt
SHORT-TERM DEBT
As of May 27, 2012, amounts outstanding as short-term debt, which consist of unsecured commercial paper borrowings, bearing an interest rate of 0.32 percent, were $262.7 million. As of May 29, 2011, amounts outstanding as short-term debt, which consist of unsecured commercial paper borrowings, bearing an interest rate of 0.30 percent, were $185.5 million.